Schedule of changes in property, plant, and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, ending	R$ 291,157	R$ 268,251	R$ 314,393
Additions	50,281	42,407	78,159
Transfers	(2,782)	(57,457)	2,830
Write-offs and disposals	(576)	277	(593)
Property, plant, and equipment, beginning	268,251	314,393	267,612
Depreciation	(24,017)	(30,815)	(33,615)
Property, plant, and equipment, ending	291,157	268,251	314,393
Write-offs and disposals	576	(277)	593
Terrenos [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, ending	94,213	94,213	92,962
Additions
Transfers		1,251	(17)
Write-offs and disposals
Property, plant, and equipment, beginning	94,213	92,962	92,979
Property, plant, and equipment, ending	94,213	94,213	92,962
Write-offs and disposals
Edificacoes [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, ending	45,498	45,347	41,705
Additions	3,181	5,430	3,497
Transfers	(1,965)	(713)	15
Write-offs and disposals	(5)
Property, plant, and equipment, beginning	45,347	41,705	40,125
Depreciation	(1,060)	(1,075)	(1,932)
Property, plant, and equipment, ending	45,498	45,347	41,705
Write-offs and disposals	5
Equipamentos [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, ending	115,154	101,016	152,273
Additions	38,807	26,055	63,216
Transfers	(3,398)	(49,188)	3,149
Write-offs and disposals	(365)	174	(429)
Property, plant, and equipment, beginning	101,016	152,273	116,086
Depreciation	(20,906)	(27,950)	(29,749)
Property, plant, and equipment, ending	115,154	101,016	152,273
Write-offs and disposals	365	(174)	429
Equipamentos De Transporte [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, ending	2,472	2,969	1,984
Additions	97	298	308
Transfers	69	1,351	(1,117)
Write-offs and disposals			(2)
Property, plant, and equipment, beginning	2,969	1,984	3,473
Depreciation	(663)	(664)	(678)
Property, plant, and equipment, ending	2,472	2,969	1,984
Write-offs and disposals			2
Moveis E Utensilios [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, ending	22,079	17,419	18,219
Additions	4,477	4,087	5,266
Transfers	1,647	(3,712)	734
Write-offs and disposals	(206)	103	(162)
Property, plant, and equipment, beginning	17,419	18,219	13,578
Depreciation	(1,258)	(1,072)	(1,197)
Property, plant, and equipment, ending	22,079	17,419	18,219
Write-offs and disposals	206	(103)	162
Outros [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, ending	11,741	7,287	7,250
Additions	3,719	6,537	5,872
Transfers	865	(6,446)	66
Write-offs and disposals
Property, plant, and equipment, beginning	7,287	7,250	1,371
Depreciation	(130)	(54)	(59)
Property, plant, and equipment, ending	11,741	7,287	7,250
Write-offs and disposals